Shareholders Equity (Schedule Of Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2011	576,996	931,333
Weighted average remaining contractual life (years)	3 years 9 months 18 days	2 years 11 months 12 days
Weighted average exercise price	$ 25.20	$ 48.30
Options exercisable as of December 31, 2011	233,878
Remaining contractual life (years)	1 year 8 months 27 days
Weighted average exercise price	$ 50.60
0.03-0.3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 0.03
Exercise price (range), upper	$ 0.3
Options outstanding as of December 31, 2011	22,970
Weighted average remaining contractual life (years)	3 years 11 months 12 days
Weighted average exercise price	$ 0.3
Options exercisable as of December 31, 2011	3,970
Remaining contractual life (years)	8 months 19 days
Weighted average exercise price	$ 0.03
3.8-4.0 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 3.8
Exercise price (range), upper	$ 4.0
Options outstanding as of December 31, 2011	139,100
Weighted average remaining contractual life (years)	5 years 7 months 24 days
Weighted average exercise price	$ 3.9
6.3-9.5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 6.3
Exercise price (range), upper	$ 9.5
Options outstanding as of December 31, 2011	138,525
Weighted average remaining contractual life (years)	5 years 29 days
Weighted average exercise price	$ 7.7
Options exercisable as of December 31, 2011	21,588
Remaining contractual life (years)	3 years 10 months 24 days
Weighted average exercise price	$ 9.00
11.7-17.3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 11.7
Exercise price (range), upper	$ 17.3
Options outstanding as of December 31, 2011	25,300
Weighted average remaining contractual life (years)	4 years 9 months 4 days
Weighted average exercise price	$ 13.8
Options exercisable as of December 31, 2011	2,112
Remaining contractual life (years)	4 years 10 months 28 days
Weighted average exercise price	$ 12.20
19.5-27.4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 19.5
Exercise price (range), upper	$ 27.4
Options outstanding as of December 31, 2011	106,885
Weighted average remaining contractual life (years)	2 years 3 months 11 days
Weighted average exercise price	$ 21.0
Options exercisable as of December 31, 2011	65,324
Remaining contractual life (years)	1 year 22 days
Weighted average exercise price	$ 21.20
33.1-39.4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 33.1
Exercise price (range), upper	$ 39.4
Options outstanding as of December 31, 2011	62,344
Weighted average remaining contractual life (years)	2 years 15 days
Weighted average exercise price	$ 36.0
Options exercisable as of December 31, 2011	59,012
Remaining contractual life (years)	2 years 4 days
Weighted average exercise price	$ 36.10
63.9-95.8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 63.9
Exercise price (range), upper	$ 95.8
Options outstanding as of December 31, 2011	45,235
Weighted average remaining contractual life (years)	1 year 4 months 17 days
Weighted average exercise price	$ 80.1
Options exercisable as of December 31, 2011	45,235
Remaining contractual life (years)	1 year 4 months 17 days
Weighted average exercise price	$ 80.10
108-136.5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (range), lower	$ 108
Exercise price (range), upper	$ 136.5
Options outstanding as of December 31, 2011	36,637
Weighted average remaining contractual life (years)	1 year 7 months 2 days
Weighted average exercise price	$ 121.9
Options exercisable as of December 31, 2011	36,637
Remaining contractual life (years)	1 year 7 months 2 days
Weighted average exercise price	$ 121.90